CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	$ 1,216,675	$ 1,046,835
Argentine peso
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	10,711	7,148
Brazilian real
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	193,289	89,083
Chilean peso
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	17,643	9,800
Colombian peso
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	22,607	13,535
Euro
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	19,361	7,099
US Dollar
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	906,666	886,627
Other currencies
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	$ 46,398	$ 33,543